SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Total Reserve) (Details)	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Crude oil and Condensate
Summary of estimating quantities of proved reserves data
Beginning balance	21,709	6,824	4,609
Extensions, discoveries, and other additions	3,415	2,687	890
Production	(2,343)	(869)	(384)
Revisions of previous estimates	12,568	6,937	(112)
Ending balance	45,952	21,709	6,824
Developed reserves, included above:	22,617	9,179	3,720
Natural Gas
Summary of estimating quantities of proved reserves data
Beginning balance	139,237	39,452	9,364
Extensions, discoveries, and other additions	544	22,399	13,822
Production	(14,824)	(6,854)	(1,227)
Revisions of previous estimates	25,644	40,494	541
Ending balance	162,620	139,237	39,452
Developed reserves, included above:	125,526	90,198	18,888
Prc Williston Llc [Member] | Crude oil and Condensate
Summary of estimating quantities of proved reserves data
Beginning balance	2,118	2,416	2,972
Extensions, discoveries, and other additions			(444)
Production	(98)	(103)	(112)
Revisions of previous estimates	15	(195)
Ending balance	2,035	2,118	2,416
Developed reserves, included above:	1,170	1,209	1,161
Prc Williston Llc [Member] | Natural Gas
Summary of estimating quantities of proved reserves data
Beginning balance	595	558	757
Extensions, discoveries, and other additions			(94)
Production	(69)	(82)	(105)
Revisions of previous estimates	65	119
Ending balance	591	595	558
Developed reserves, included above:	591	594	504